PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment Details
Furniture	$ 46,036	$ 31,539	$ 31,539
Equipment	1,314,531	26,022	26,022
Leasehold improvements	4,179,997	10,400	10,400
Subtotal	5,540,564	67,961	67,961
Less accumulated depreciation	(325,204)	(46,592)	(34,311)
Total	$ 5,215,360	$ 21,369	$ 33,650